ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

		Unrealized gain on available-for-sale
	Foreign	investments
	currency		Income tax
	translation	Before	(expense)	Net-of-tax
	adjustment	tax amount	or benefit	amount	Total
	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2017	43,937	—	—	—	43,937
Other comprehensive income/(loss) before reclassification	(18,714)	37,277	(7,283)	29,994	11,280
Amounts reclassified from accumulated other comprehensive income/(loss)	—	(38,392)	7,598	(30,794)	(30,794)
Balance at December 31, 2017	25,223	(1,115)	315	(800)	24,423

Cumulative effect of adoption of ASU 2016-01	—	1,115	(315)	800	800
Other comprehensive income/(loss) before reclassification	22,538	—	—	—	22,538
Amounts reclassified from accumulated other comprehensive income/(loss)	—	—	—	—	—
Balance at December 31, 2018	47,761	—	—	—	47,761

Other comprehensive income/(loss) before reclassification	2,348	1,008	252	756	3,104
Amounts reclassified from accumulated other comprehensive income/(loss)	—	—	—	—	—
Balance at December 31, 2019	50,109	1,008	252	756	50,865
Balance at December 31, 2019 in USD (Note2) (unaudited)	7,198	145	36	109	7,306